Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Australia — 8.6%
AGL Energy, Ltd.	25,617	$ 209,945
Altium, Ltd.	3,632	93,460
ANZ Group Holdings, Ltd.	5,526	95,871
APA Group	28,788	193,660
ASX, Ltd.(1)	1,525	63,712
Atlas Arteria, Ltd.	8,782	37,123
Aurizon Holdings, Ltd.	14,009	35,902
Bapcor, Ltd.	6,563	27,611
BHP Group, Ltd.	8,183	254,670
Brambles, Ltd.	17,422	164,826
carsales.com, Ltd.(1)	8,541	142,770
Charter Hall Group	2,482	19,131
Charter Hall Long Wale REIT	6,388	17,680
Charter Hall Retail REIT	6,757	17,062
Cleanaway Waste Management, Ltd.(1)	15,558	28,877
Coles Group, Ltd.	12,714	155,474
Computershare, Ltd.	7,415	125,056
Cromwell Property Group	20,061	7,427
CSL, Ltd.	2,625	472,805
Data#3, Ltd.	5,230	26,431
Dexus	13,975	77,349
Elders, Ltd.(1)	3,009	14,753
Endeavour Group, Ltd.(1)	5,423	22,166
EVT, Ltd.(1)	4,376	36,008
GPT Group (The)(1)	22,015	64,347
Hansen Technologies, Ltd.	14,633	51,583
Harvey Norman Holdings, Ltd.(1)	17,000	43,249
Healius, Ltd.	16,449	31,782
InvoCare, Ltd.(1)	3,423	28,147
IPH, Ltd.(1)	4,980	26,510
IRESS, Ltd.(1)	7,406	51,773
JB Hi-Fi, Ltd.(1)	1,878	57,759
Lendlease Corp., Ltd.(1)	9,400	54,648
Link Administration Holdings, Ltd.	16,267	16,755
Lottery Corp. Ltd.	26,454	92,057
Medibank Private, Ltd.	16,474	38,894
Mirvac Group(1)	41,842	65,956
National Australia Bank, Ltd.	6,485	124,227
New Hope Corp., Ltd.	6,072	21,745
Newcrest Mining, Ltd.	2,354	42,224
NEXTDC, Ltd.(1)(2)	10,100	86,683
Nine Entertainment Co. Holdings, Ltd.(1)	46,592	67,191
Northern Star Resources, Ltd.(1)	3,606	28,149
oOh!media, Ltd.	34,508	32,415
Security	Shares	Value
Australia (continued)
Orica, Ltd.	4,147	$ 44,003
PEXA Group, Ltd.(1)(2)	2,163	19,297
QBE Insurance Group, Ltd.	5,122	54,380
Qube Holdings, Ltd.	28,277	55,971
Region RE, Ltd.	20,523	33,433
Rio Tinto, Ltd.	2,262	179,116
Santos, Ltd.(1)	20,873	112,317
Scentre Group	43,799	82,880
SiteMinder, Ltd.(1)(2)	12,563	35,598
Stockland	21,890	62,212
Suncorp Group, Ltd.	10,185	97,593
Super Retail Group, Ltd.	3,314	27,505
Technology One, Ltd.	10,774	114,152
Telstra Group, Ltd.	78,759	225,425
TPG Telecom, Ltd.	20,255	68,379
Transurban Group	22,607	218,272
Vicinity, Ltd.	39,555	52,592
Viva Energy Group, Ltd.(3)	12,311	26,119
Waypoint REIT, Ltd.	9,833	17,338
Wesfarmers, Ltd.	7,953	265,727
Westpac Banking Corp.	7,685	115,512
Whitehaven Coal, Ltd.	17,283	80,755
Woodside Energy Group, Ltd.	13,621	351,084
Woolworths Group, Ltd.(1)	14,196	368,654
Yancoal Australia, Ltd.(1)	6,032	20,713
		$ 6,094,890
Austria — 1.1%
ams-OSRAM AG(1)(2)	7,072	$ 62,598
ANDRITZ AG(1)	1,285	67,845
AT&S Austria Technologie & Systemtechnik AG(1)	704	26,589
BAWAG Group AG(2)(3)	407	19,828
CA Immobilien Anlagen AG(1)	2,850	90,889
DO & Co. AG	185	24,999
Erste Group Bank AG(1)	2,269	85,759
Kontron AG	1,758	38,235
Mayr-Melnhof Karton AG	125	19,083
OMV AG(1)	1,834	82,629
PIERER Mobility AG(1)	420	36,546
Rhi Magnesita NV	764	29,364
Telekom Austria AG, Class A(1)(2)	8,000	60,895
Verbund AG(1)	1,229	101,831
voestalpine AG(1)	1,326	43,818
		$ 790,908

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium — 2.2%
Ackermans & van Haaren NV	698	$ 121,533
Aedifica S.A.	737	50,618
Ageas S.A./NV	1,164	49,276
Anheuser-Busch InBev S.A./NV	2,419	138,380
Barco NV	2,270	52,827
Cofinimmo S.A.(1)	488	38,193
Deme Group NV	351	46,483
D'Ieteren Group	715	124,872
Econocom Group S.A./NV	10,730	30,901
Elia Group S.A./NV	1,018	125,341
Etablissements Franz Colruyt NV	478	18,218
Euronav NV	5,526	90,790
EVS Broadcast Equipment S.A.	1,740	42,244
Fagron	1,130	20,108
KBC Group NV	1,598	120,273
Montea NV	358	29,009
Proximus SADP	9,427	72,275
Shurgard Self Storage, Ltd.	637	29,067
Solvay S.A.	842	101,123
UCB S.A.	1,600	141,676
Umicore S.A.(1)	2,338	69,240
Xior Student Housing NV	621	19,368
		$ 1,531,815
Denmark — 4.3%
AP Moller - Maersk A/S, Class A	34	$ 68,361
AP Moller - Maersk A/S, Class B	45	92,439
Carlsberg A/S, Class B	2,327	349,008
Chr. Hansen Holding A/S	2,271	171,605
Danske Bank A/S	7,716	183,217
DSV A/S	1,024	204,943
ISS A/S	1,180	23,843
Matas A/S	1,729	25,408
NKT A/S(2)	462	26,397
Novo Nordisk A/S, Class B(1)	3,719	599,697
Novozymes A/S, Class B(1)	4,578	229,602
Orsted A/S(3)	4,338	377,491
Pandora A/S	2,364	236,476
Scandinavian Tobacco Group A/S, Class A(1)(3)	5,079	88,347
SimCorp A/S	1,532	164,271
Sydbank A/S	1,310	62,825
Topdanmark A/S	972	44,061
TORM PLC, Class A	907	22,325
Tryg A/S	5,012	98,956
		$ 3,069,272
Security	Shares	Value
Finland — 2.1%
Citycon Oyj(2)	3,632	$ 22,546
Elisa Oyj	2,763	144,133
Fortum Oyj	10,228	138,459
Kemira Oyj	2,727	42,775
Kesko Oyj, Class B	7,282	145,703
Kojamo Oyj	3,939	38,485
Kone Oyj, Class B	1,969	100,996
Neste Oyj	3,560	131,062
Nokia Oyj	31,287	122,987
Nokian Renkaat Oyj	7,099	66,029
Nordea Bank Abp	13,924	157,597
Orion Oyj, Class B	3,814	146,576
TietoEVRY Oyj(1)	956	24,390
Tokmanni Group Corp.	4,468	69,000
UPM-Kymmene Oyj	3,680	121,836
Valmet Oyj(1)	1,377	36,526
		$ 1,509,100
France — 8.4%
Air Liquide S.A.	3,703	$ 665,777
Airbus SE	780	114,894
Altarea SCA	326	30,469
AXA S.A.(1)	6,703	206,043
BNP Paribas S.A.	3,328	219,474
Bollore SE	13,714	86,710
Bouygues S.A.(1)	1,100	39,404
Capgemini SE	1,114	201,877
Carrefour S.A.	5,094	101,835
Cie Generale des Etablissements Michelin SCA	2,492	81,606
Danone S.A.	2,980	181,979
Edenred	1,068	69,367
Engie S.A.(1)	23,380	383,557
Eurofins Scientific SE(1)	1,294	88,997
Eutelsat Communications S.A.(1)	3,313	22,317
Gecina S.A.	1,055	114,059
Getlink SE	2,197	38,617
ICADE	1,083	44,122
Ipsen S.A.	787	99,183
IPSOS	484	24,195
Klepierre S.A.	4,222	112,067
Legrand S.A.	560	56,143
L'Oreal S.A.	281	130,696
LVMH Moet Hennessy Louis Vuitton SE	596	553,545
Metropole Television S.A.(1)	1,562	22,064
Neoen S.A.(3)	2,543	83,617
Orange S.A.	25,469	287,897

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Pernod Ricard S.A.	786	$ 173,291
Rothschild & Co.	845	35,897
Rubis SCA	2,794	68,895
Safran S.A.	386	64,081
Sanofi	3,896	415,643
Sopra Steria Group SACA	385	83,713
Teleperformance	177	25,672
Thales S.A.	600	89,754
TotalEnergies SE	9,024	548,267
Ubisoft Entertainment S.A.(2)	1,529	51,423
Vinci S.A.(1)	1,159	136,122
Vivendi SE(1)	7,851	70,096
Voltalia S.A.(1)(2)	1,827	31,745
Worldline S.A.(2)(3)	2,484	98,464
		$ 5,953,574
Germany — 8.6%
AIXTRON SE	763	$ 30,270
Allianz SE	1,068	255,251
BASF SE	4,755	254,920
Bayer AG	4,117	240,776
Bayerische Motoren Werke AG	1,291	157,437
Bayerische Motoren Werke AG, PFC Shares	256	28,762
Bechtle AG	893	39,304
Brenntag SE	725	56,249
Continental AG	331	26,427
Cropenergies AG	2,253	22,666
Daimler Truck Holding AG	1,859	69,769
Deutsche Boerse AG	659	126,265
Deutsche Lufthansa AG(2)	5,121	51,652
Deutsche Telekom AG	24,422	532,430
Deutsche Wohnen SE	2,636	66,132
Dr. Ing. h.c. F. Porsche AG, PFC Shares(3)	202	24,701
E.ON SE	49,704	628,772
Evonik Industries AG	3,498	72,454
Fresenius Medical Care AG & Co. KGaA	808	41,963
Fresenius SE & Co. KGaA	1,555	48,799
Gea Group AG	1,075	45,625
Gerresheimer AG	321	38,020
Hamborner REIT AG	13,027	94,274
Hannover Rueck SE	220	46,942
Henkel AG & Co. KGaA	2,701	188,752
Henkel AG & Co. KGaA, PFC Shares	3,830	295,547
K+S AG	3,195	61,003
Knorr-Bremse AG	398	27,995
Mercedes-Benz Group AG	2,040	162,920
Security	Shares	Value
Germany (continued)
Merck KGaA	792	$ 139,174
MTU Aero Engines AG	190	44,367
Muenchener Rueckversicherungs-Gesellschaft AG	361	135,897
Porsche Automobil Holding SE, PFC Shares	452	26,671
QIAGEN NV(2)	1,735	81,409
Rheinmetall AG	216	61,181
RWE AG	1,362	58,619
SAP SE	3,795	517,682
Siemens AG	1,574	268,276
Software AG(2)	2,115	73,949
Suedzucker AG	9,335	161,610
Symrise AG, Class A	1,413	154,345
Talanx AG	1,186	72,631
Telefonica Deutschland Holding AG	23,557	63,472
Vitesco Technologies Group AG(2)	445	38,058
Volkswagen AG	307	49,063
Volkswagen AG, PFC Shares	790	104,656
Vonovia SE	14,528	338,502
		$ 6,125,639
Hong Kong — 4.7%
AIA Group, Ltd.	37,000	$ 370,175
ASMPT, Ltd.	2,900	28,287
Bank of East Asia, Ltd. (The)	28,200	43,296
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	21,000	37,448
BOC Hong Kong Holdings, Ltd.	23,500	71,723
Budweiser Brewing Co. APAC, Ltd.(3)	66,900	163,177
Cafe de Coral Holdings, Ltd.	22,000	28,912
Cathay Pacific Airways, Ltd.(2)	28,000	31,785
China Traditional Chinese Medicine Holdings Co., Ltd.	128,000	59,176
Chow Sang Sang Holdings International, Ltd.	18,000	20,994
Chow Tai Fook Jewellery Group, Ltd.	59,000	103,008
CK Asset Holdings, Ltd.	13,500	78,179
CK Hutchison Holdings, Ltd.	21,500	132,597
CK Infrastructure Holdings, Ltd.	14,500	76,840
CLP Holdings, Ltd.	19,500	158,947
C-Mer Eye Care Holdings, Ltd.(1)(2)	44,000	22,937
DFI Retail Group Holdings, Ltd.	13,100	35,264
Fortune REIT	35,000	25,309
Fosun International, Ltd.	54,000	39,362
Galaxy Entertainment Group, Ltd.(2)	28,000	204,387
Hang Lung Group, Ltd.	16,000	25,021
Hang Lung Properties, Ltd.	19,000	29,650
Hang Seng Bank, Ltd.	3,700	56,557
HK Electric Investments & HK Electric Investments, Ltd.	64,500	40,173
HKT Trust and HKT, Ltd.	169,000	199,623

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
Hong Kong & China Gas Co., Ltd.	147,906	$ 126,882
Hongkong Land Holdings, Ltd.	15,800	56,307
Hutchison Telecommunications Hong Kong Holdings, Ltd.	238,000	36,308
Hysan Development Co., Ltd.	12,000	28,355
In Technical Productions Holdings, Ltd.(2)	116,000	45,322
Jardine Matheson Holdings, Ltd.	2,200	108,670
Kerry Properties, Ltd.	10,000	21,620
Luk Fook Holdings International, Ltd.	15,000	39,605
MGM China Holdings, Ltd.(2)	46,400	61,887
MTR Corp., Ltd.	14,500	66,820
NWS Holdings, Ltd.	51,000	58,494
Pacific Basin Shipping, Ltd.	119,000	38,743
PAX Global Technology, Ltd.	75,000	60,893
Power Assets Holdings, Ltd.	15,500	81,239
Shangri-La Asia, Ltd.(2)	48,000	40,054
Sino Land Co., Ltd.	32,000	39,281
Sun Hung Kai Properties, Ltd.	12,000	150,679
Swire Pacific, Ltd., Class A	4,000	33,437
VSTECS Holdings, Ltd.	60,000	30,448
VTech Holdings, Ltd.	10,000	62,364
Wharf Holdings, Ltd.	13,000	30,502
Yue Yuen Industrial Holdings, Ltd.	24,000	32,157
Zhongyu Energy Holdings, Ltd.(1)	36,000	26,091
		$ 3,358,985
Ireland — 2.3%
Bank of Ireland Group PLC	24,074	$ 254,000
CRH PLC	5,583	332,584
DCC PLC	1,417	82,043
Fineos Corp. Holdings PLC CDI(2)	16,777	25,486
Flutter Entertainment PLC(2)	1,544	307,101
Grafton Group PLC CDI	5,892	66,269
ICON PLC ADR(2)	1,080	271,523
Irish Continental Group PLC	6,302	33,398
Irish Residential Properties REIT PLC(1)	33,524	35,680
Kerry Group PLC, Class A	2,357	234,170
		$ 1,642,254
Israel — 2.3%
Alony Hetz Properties & Investments, Ltd.	3,951	$ 33,194
Amot Investments, Ltd.	5,499	29,473
Azrieli Group, Ltd.	509	28,965
Bank Hapoalim B.M.	6,278	55,766
Bank Leumi Le-Israel B.M.	6,149	49,085
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	98,620
Cellcom Israel, Ltd.(2)	4,833	17,147
Security	Shares	Value
Israel (continued)
Check Point Software Technologies, Ltd.(2)	385	$ 50,901
Delek Automotive Systems, Ltd.	5,228	37,863
Delek Group, Ltd.	592	83,626
Elbit Systems, Ltd.	297	63,152
Electra, Ltd.	76	33,461
Energix-Renewable Energies, Ltd.	13,304	48,687
Enlight Renewable Energy, Ltd.(2)	3,935	75,784
Fattal Holdings 1998, Ltd.(2)	339	35,773
Fiverr International, Ltd.(2)	953	28,723
Fox Wizel, Ltd.	492	41,049
ICL Group, Ltd.	25,308	168,513
Maytronics, Ltd.	2,874	39,145
Melisron, Ltd.	379	25,046
Mizrahi Tefahot Bank, Ltd.	781	28,198
Nice, Ltd.(2)	412	89,680
Oil Refineries, Ltd.	76,583	24,481
OPC Energy, Ltd.(2)	4,225	30,089
Partner Communications Co., Ltd.(2)	9,362	39,945
Plus500, Ltd.	1,094	21,139
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	427	25,792
Reit 1, Ltd.	8,315	36,188
Shapir Engineering and Industry, Ltd.	3,467	24,714
Shufersal, Ltd.(2)	11,960	63,423
Strauss Group, Ltd.(2)	1,358	31,981
Teva Pharmaceutical Industries, Ltd. ADR(2)	19,132	160,709
		$ 1,620,312
Italy — 4.5%
Assicurazioni Generali SpA	4,184	$ 89,121
Banco BPM SpA(1)	12,713	63,617
Cementir Holding NV	6,913	65,245
CNH Industrial NV	8,265	119,371
Davide Campari-Milano NV(1)	14,115	189,831
De'Longhi SpA	1,200	30,450
DiaSorin SpA	977	109,612
Enav SpA(3)	5,309	22,828
Enel SpA	40,123	276,656
Eni SpA(1)	24,005	366,481
Ferrari NV	793	254,225
GVS SpA(2)(3)	4,062	25,738
Infrastrutture Wireless Italiane SpA(3)	18,725	234,826
Italgas SpA	7,381	43,488
Italmobiliare SpA	1,360	37,380
Leonardo SpA	3,639	49,270
Mediobanca Banca di Credito Finanziario SpA	2,659	35,436
MFE-MediaForEurope NV, Class B	9,790	7,553

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Poste Italiane SpA(3)	5,564	$ 63,560
Prysmian SpA(1)	2,617	104,353
RAI Way SpA(3)	4,122	23,478
Recordati Industria Chimica e Farmaceutica SpA	4,029	208,058
Stellantis NV	6,033	123,784
STMicroelectronics NV	7,572	405,179
Technogym SpA(3)	2,741	25,286
Terna - Rete Elettrica Nazionale	8,968	75,771
UniCredit SpA(1)	5,306	134,349
UnipolSai Assicurazioni SpA(1)	10,716	27,537
		$ 3,212,483
Japan — 12.8%
Advance Residence Investment Corp.	13	$ 31,676
Aeon Co., Ltd.	3,100	67,142
Air Water, Inc.	2,000	28,167
Ajinomoto Co., Inc.	1,400	54,551
ANA Holdings, Inc.(2)	1,100	26,371
Asahi Group Holdings, Ltd.	1,800	70,757
Asahi Kasei Corp.	8,100	55,200
Astellas Pharma, Inc.	6,200	90,659
Bandai Namco Holdings, Inc.	2,400	54,299
Bridgestone Corp.	1,600	66,393
Canon, Inc.	1,500	38,768
Capcom Co., Ltd.	1,300	58,457
Chiba Bank, Ltd. (The)	7,000	49,219
Chubu Electric Power Co., Inc.	7,300	91,453
Chugai Pharmaceutical Co., Ltd.	2,700	80,355
Concordia Financial Group, Ltd.	10,800	49,399
Dai-ichi Life Holdings, Inc.	3,000	61,295
Daiichi Sankyo Co., Ltd.	5,700	175,558
Daikin Industries, Ltd.	500	101,099
Daiwa House Industry Co., Ltd.	3,500	95,126
Daiwa House REIT Investment Corp.	23	45,283
Denso Corp.(1)	1,000	69,628
Dentsu Group, Inc.(1)	1,500	50,192
Disco Corp.	600	112,786
East Japan Railway Co.	900	50,953
Eisai Co., Ltd.(1)	1,400	88,331
ENEOS Holdings, Inc.	31,200	113,198
FANUC Corp.	1,000	30,592
Fast Retailing Co., Ltd.	300	75,154
Frontier Real Estate Investment Corp.	8	26,581
FUJIFILM Holdings Corp.	500	29,033
Fujitsu, Ltd.	300	38,847
GLP J-REIT	41	40,392
Security	Shares	Value
Japan (continued)
Hirose Electric Co., Ltd.	315	$ 39,897
Hitachi, Ltd.	1,300	85,104
Honda Motor Co., Ltd.	3,100	98,832
Idemitsu Kosan Co., Ltd.	3,700	78,132
ITOCHU Corp.(1)	1,500	60,668
Iwatani Corp.	1,800	96,083
Japan Metropolitan Fund Investment Corporation	93	63,788
Japan Post Bank Co., Ltd.	2,300	19,135
Japan Post Holdings Co., Ltd.	7,500	54,769
Japan Prime Realty Investment Corp.	22	54,777
Japan Real Estate Investment Corp.	11	44,243
Japan Tobacco, Inc.	4,100	90,977
JFE Holdings, Inc.	3,100	50,145
Kansai Electric Power Co., Inc.	7,200	94,588
Kao Corp.	1,500	56,987
KDDI Corp.	5,400	158,931
Kenedix Office Investment Corp.(1)	12	28,533
Keyence Corp.	400	179,497
Kintetsu Group Holdings Co., Ltd.(1)	800	26,837
Kirin Holdings Co., Ltd.	3,800	56,128
Kobayashi Pharmaceutical Co., Ltd.	600	32,983
Komatsu, Ltd.	2,200	61,632
Konami Group Corp.(1)	900	50,487
Kubota Corp.	2,500	37,765
Kuraray Co., Ltd.	2,300	23,144
Kyocera Corp.	900	48,431
Kyushu Electric Power Co., Inc.(2)	3,600	24,444
Lion Corp.	5,400	51,597
Marubeni Corp.	3,400	60,197
Maruichi Steel Tube, Ltd.	1,200	28,441
MatsukiyoCocokara & Co.	900	52,669
MEIJI Holdings Co., Ltd.	1,600	36,966
Mitsubishi Chemical Group Corp.	10,000	59,818
Mitsubishi Corp.	2,200	112,566
Mitsubishi Estate Co., Ltd.(1)	7,600	93,143
Mitsubishi Gas Chemical Co., Inc.	1,600	23,998
Mitsui & Co., Ltd.	1,400	54,642
Mitsui Chemicals, Inc.	1,300	37,380
Mitsui Fudosan Co., Ltd.	5,100	104,779
Mizuho Financial Group, Inc.	5,630	95,515
MS&AD Insurance Group Holdings, Inc.	1,800	66,948
Murata Manufacturing Co., Ltd.	1,500	89,103
NEC Corp.	1,500	75,893
Nexon Co., Ltd.(1)	3,000	57,238
Nintendo Co., Ltd.	4,000	180,939
Nippon Accommodations Fund, Inc.	8	37,920

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nippon Building Fund, Inc.(1)	11	$ 46,110
Nippon Paint Holdings Co., Ltd.	7,300	66,885
Nippon Sanso Holdings Corp.	2,300	55,617
Nippon Shokubai Co., Ltd.	600	23,098
Nippon Steel Corp.	3,600	82,283
Nippon Telegraph & Telephone Corp.	125,000	143,340
Nissan Chemical Corp.	900	40,442
Nissan Motor Co., Ltd.	10,300	45,373
Nisshin Seifun Group, Inc.	4,900	60,765
Nissin Foods Holdings Co., Ltd.	700	59,021
Nitto Denko Corp.	700	49,778
NOF Corp.	800	34,523
Nomura Real Estate Master Fund, Inc.	63	74,954
Nomura Research Institute, Ltd.	2,000	56,830
NTT Data Group Corp.	4,400	61,209
Obic Co., Ltd.	300	49,092
Olympus Corp.	5,000	81,585
Omron Corp.	800	42,941
Ono Pharmaceutical Co., Ltd.	2,500	45,813
Oriental Land Co., Ltd.	2,500	95,884
Orix JREIT, Inc.	47	59,794
Osaka Gas Co., Ltd.	5,500	86,542
Otsuka Holdings Co., Ltd.	2,400	88,242
Pan Pacific International Holdings Corp.	2,000	39,543
Panasonic Holdings Corp.	5,400	66,654
Resona Holdings, Inc.	12,400	67,507
Resonac Holdings Corp.	1,600	26,211
ROHM Co., Ltd.	200	18,742
Rohto Pharmaceutical Co., Ltd.	1,600	34,103
SECOM Co., Ltd.	600	40,263
Sekisui House, Ltd.	2,000	40,803
Shimadzu Corp.(1)	1,200	36,445
Shimano, Inc.	300	45,218
Shionogi & Co., Ltd.	1,500	62,862
Shizuoka Financial Group, Inc.	5,800	48,442
SMC Corp.	100	52,256
SoftBank Corp.	11,800	131,033
Sompo Holdings, Inc.	1,200	53,053
Square Enix Holdings Co., Ltd.	700	32,424
Subaru Corp.	2,400	45,489
Sumitomo Chemical Co., Ltd.(1)	10,900	33,617
Sumitomo Corp.	1,600	34,325
Sumitomo Metal Mining Co., Ltd.	1,100	37,989
Sumitomo Mitsui Financial Group, Inc.	2,700	126,499
Sumitomo Mitsui Trust Holdings, Inc.	1,500	58,353
Suzuki Motor Corp.	600	24,099
Security	Shares	Value
Japan (continued)
T&D Holdings, Inc.	2,800	$ 45,525
Takeda Pharmaceutical Co., Ltd.	5,000	152,874
TDK Corp.	1,000	38,308
TEIJIN, Ltd.	3,300	35,296
Toho Co., Ltd.	500	19,492
Tohoku Electric Power Co., Inc.(2)	12,500	83,140
Tokio Marine Holdings, Inc.	5,900	135,670
Tokyo Gas Co., Ltd.	4,100	92,972
Tokyu Corp.(1)	2,000	25,375
Toppan, Inc.	2,000	47,077
Toray Industries, Inc.	6,900	38,636
Toshiba Corp.	800	25,829
Tosoh Corp.	2,200	28,756
Toyo Suisan Kaisha, Ltd.	1,000	41,362
Toyota Industries Corp.	400	28,907
Toyota Motor Corp.	13,600	228,667
Trend Micro, Inc.	600	28,347
United Urban Investment Corp.	35	37,778
Yakult Honsha Co., Ltd.(1)	1,000	55,486
Yamato Holdings Co., Ltd.(1)	2,000	37,456
Yamato Kogyo Co., Ltd.	1,000	47,819
Yamazaki Baking Co., Ltd.	3,800	54,687
		$ 9,089,113
Netherlands — 4.4%
ABN AMRO Bank NV GDR(3)	2,263	$ 38,478
Aegon NV(1)	12,248	66,486
Akzo Nobel NV	683	58,429
Alfen NV(2)(3)	256	17,765
Arcadis NV	649	28,453
ASML Holding NV	646	462,710
ASR Nederland NV	1,620	73,434
Corbion NV	2,072	48,692
Euronext NV(3)	576	43,842
EXOR N.V.	350	32,706
Flow Traders, Ltd.	619	13,466
JDE Peet's NV	1,640	49,494
Koninklijke Ahold Delhaize NV	9,251	318,869
Koninklijke DSM NV	1,929	198,138
Koninklijke KPN NV	65,476	236,909
Koninklijke Philips NV	17,139	356,039
NN Group NV	1,992	76,363
NSI NV(1)	1,000	21,034
Prosus NV(2)	5,062	400,441
Randstad NV	683	40,014
SBM Offshore NV	4,496	65,318

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Signify NV(3)	1,727	$ 54,299
Universal Music Group NV(1)	7,168	183,859
Wolters Kluwer NV	1,682	211,219
		$ 3,096,457
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	28,790	$ 98,777
Auckland International Airport, Ltd.(2)	12,240	63,896
Contact Energy, Ltd.	9,580	49,467
Fisher & Paykel Healthcare Corp., Ltd.	5,931	90,549
Fletcher Building, Ltd.	7,381	25,591
Goodman Property Trust	27,739	38,948
Heartland Group Holdings, Ltd.	19,544	21,855
Kiwi Property Group, Ltd.	57,056	33,694
KMD Brands, Ltd.	27,332	15,455
Mercury NZ, Ltd.	13,643	55,869
SKYCITY Entertainment Group, Ltd.	29,814	41,858
Spark New Zealand, Ltd.	30,866	99,374
Vital Healthcare Property Trust	16,339	24,057
Vulcan Steel, Ltd.(1)	3,600	18,772
Xero, Ltd.(2)	1,231	101,190
		$ 779,352
Norway — 2.2%
Aker ASA, Class A	499	$ 31,730
Aker BP ASA	1,654	46,333
ArcticZymes Technologies ASA(1)(2)	4,268	15,780
Atea ASA(2)	6,274	85,206
Austevoll Seafood ASA	3,899	29,275
Borregaard ASA	2,485	40,556
Crayon Group Holding ASA(1)(2)(3)	2,500	26,619
DNB Bank ASA(1)	6,189	127,540
Entra ASA(3)	2,972	28,989
Equinor ASA	4,744	145,112
Europris ASA(1)(3)	9,810	59,513
Gjensidige Forsikring ASA	1,701	26,853
Kitron ASA	9,412	34,785
Kongsberg Gruppen ASA	1,873	81,272
Leroy Seafood Group ASA	6,500	27,043
Norsk Hydro ASA	12,282	80,440
Nykode Therapeutics ASA(1)(2)	7,954	22,850
Opera, Ltd. ADR	3,500	62,965
Orkla ASA	8,207	64,760
REC Silicon ASA(1)(2)	16,371	27,905
Salmar ASA	1,246	57,563
Scatec ASA(1)(3)	3,300	27,581
Security	Shares	Value
Norway (continued)
Schibsted ASA, Class B	2,498	$ 48,984
SFL Corp, Ltd.	2,400	23,664
SpareBank 1 Nord Norge	3,559	33,897
SpareBank 1 SMN	2,095	29,358
Telenor ASA	11,887	127,250
TOMRA Systems ASA(1)	2,450	37,756
Veidekke ASA	3,671	41,390
Yara International ASA	1,966	80,295
		$ 1,573,264
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R(2)	494,993	$ 135,185
Corticeira Amorim SGPS S.A.	4,721	53,508
CTT-Correios de Portugal S.A.	12,855	50,742
EDP-Energias de Portugal S.A.(1)	19,728	92,166
Galp Energia SGPS S.A.	11,338	150,678
Jeronimo Martins SGPS S.A.	5,858	159,489
Navigator Co. S.A. (The)	16,287	57,088
NOS SGPS S.A.	17,214	65,363
REN-Redes Energeticas Nacionais SGPS S.A.	11,590	31,648
		$ 795,867
Singapore — 2.2%
BW LPG, Ltd.(3)	3,082	$ 32,984
CapitaLand Ascendas REIT	23,500	49,694
CapitaLand Ascott Trust	655	552
CapitaLand Investment, Ltd.	11,500	29,434
ComfortDelGro Corp., Ltd.	36,500	34,618
DBS Group Holdings, Ltd.	2,800	72,232
Flex, Ltd.(2)	6,557	179,399
Genting Singapore, Ltd.	108,600	76,815
Golden Agri-Resources, Ltd.	170,500	32,107
Keppel Corp., Ltd.	8,600	47,758
Mapletree Industrial Trust	18,060	30,433
Mapletree Pan Asia Commercial Trust	18,500	22,977
Raffles Medical Group, Ltd.	38,400	40,463
Sea, Ltd. ADR(2)	1,816	120,800
Sembcorp Industries, Ltd.	21,400	87,727
Sembcorp Marine, Ltd.(2)	164,131	17,395
Singapore Airlines, Ltd.(1)	14,800	83,842
Singapore Exchange, Ltd.	7,000	51,168
Singapore Post, Ltd.	26,100	9,816
Singapore Technologies Engineering, Ltd.	19,500	54,746
Singapore Telecommunications, Ltd.	42,000	84,255
Suntec Real Estate Investment Trust	27,000	26,200
United Overseas Bank, Ltd.	4,500	102,076

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Singapore (continued)
UOL Group, Ltd.	4,600	$ 24,339
Venture Corp., Ltd.	5,000	56,370
Wilmar International, Ltd.	58,400	169,695
		$ 1,537,895
Spain — 4.4%
ACS Actividades de Construccion y Servicios S.A.	1,244	$ 43,522
Aena SME S.A.(1)(3)	1,064	169,912
Almirall S.A.	2,798	26,840
Amadeus IT Group S.A.	5,033	361,048
Banco Santander S.A.(1)	61,792	250,399
Bankinter S.A.	12,265	79,355
CaixaBank S.A.	15,438	62,450
Cellnex Telecom S.A.(3)	4,799	195,987
Cia de Distribucion Integral Logista Holdings S.A.	2,665	74,154
Ercros S.A.	8,525	29,931
Grifols S.A.(1)(2)	11,886	174,609
Iberdrola S.A.	25,709	320,882
Indra Sistemas S.A.	3,340	48,576
Industria de Diseno Textil S.A.(1)	12,175	466,032
Laboratorios Farmaceuticos Rovi S.A.	1,773	85,127
Merlin Properties Socimi S.A.	18,476	172,177
Metrovacesa S.A.(1)(3)	2,900	23,361
Redeia Corp. S.A.	2,456	41,078
Repsol S.A.	20,519	313,272
Telefonica S.A.	22,919	97,652
Vidrala S.A.	739	75,239
Viscofan S.A.	825	53,560
		$ 3,165,163
Sweden — 4.3%
Alfa Laval AB(1)	1,197	$ 44,808
Arjo AB, Class B(1)	8,801	37,655
Assa Abloy AB, Class B(1)	2,883	69,316
Atlas Copco AB, Class B(1)	2,446	30,206
Atrium Ljungberg AB, Class B	1,211	23,751
Billerud Aktiebolag	2,548	21,728
BioArctic AB, Class B(2)(3)	1,352	38,740
BioGaia AB, Class B	4,605	45,650
Biotage AB	1,896	23,404
Boliden AB	3,310	97,345
Camurus AB(2)	1,249	35,287
Castellum AB(1)	6,675	76,016
Catena AB	932	35,803
Cibus Nordic Real Estate AB	2,069	23,266
Electrolux AB, Class B	3,051	37,684
Security	Shares	Value
Sweden (continued)
Elekta AB, Class B	5,121	$ 41,486
Embracer Group AB, Class B(1)(2)	19,780	56,774
Epiroc AB, Class A	2,897	57,841
Essity AB, Class B(1)	12,073	299,366
Evolution AB(3)	1,309	161,416
Fabege AB(1)	7,085	61,359
Getinge AB, Class B(1)	3,014	56,160
H & M Hennes & Mauritz AB, Class B(1)	3,007	50,577
Hemnet Group AB(1)	2,581	45,721
Hexagon AB, Class B(1)	9,464	91,761
Holmen AB, Class B	2,532	97,535
Hufvudstaden AB, Class A	2,401	29,394
Husqvarna AB, Class B	3,790	37,175
Industrivarden AB, Class A	1,060	30,101
Industrivarden AB, Class C(1)	1,534	43,459
Investor AB, Class A	2,160	43,866
JM AB(1)	2,031	31,911
L E Lundbergforetagen AB, Class B	517	22,784
Millicom International Cellular S.A., SDR(2)	3,136	48,693
Modern Times Group MTG AB, Class B(2)	4,037	26,257
Mycronic AB	2,681	57,695
Nyfosa AB(1)	5,192	32,937
Orron Energy AB(2)	4,713	5,448
Pandox AB	1,960	23,111
Paradox Interactive AB	1,527	43,818
Sandvik AB(1)	1,635	33,211
Securitas AB, Class B(1)	1,900	16,172
Skandinaviska Enskilda Banken AB, Class A	4,744	57,508
Skanska AB, Class B(1)	1,238	19,745
SKF AB, Class B	1,170	22,291
Stillfront Group AB(2)	16,614	30,746
Svenska Cellulosa AB SCA, Class B	9,048	120,225
Svenska Handelsbanken AB, Class A	7,120	62,513
Swedbank AB, Class A	4,828	88,554
Swedish Orphan Biovitrum AB(2)	3,003	58,778
Tele2 AB, Class B	5,717	43,018
Telefonaktiebolaget LM Ericsson, Class B	25,375	127,648
Telia Co. AB(1)	24,113	51,818
Tethys Oil AB(2)	4,284	21,595
Thule Group AB(1)(3)	1,277	39,876
Truecaller AB, Class B(1)(2)	6,505	25,768
Volvo AB, Class B	2,767	61,036
Wallenstam AB, Class B(1)	7,080	27,601
Wihlborgs Fastigheter AB(1)	6,283	49,132
		$ 3,094,539

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland — 9.0%
ABB, Ltd.	2,488	$ 99,837
ALSO Holding AG	245	56,064
Baloise Holding AG	396	61,296
Banque Cantonale Vaudoise	570	63,978
BKW AG	330	59,052
Bucher Industries AG	149	66,396
Cembra Money Bank AG	670	50,855
Cie Financiere Richemont S.A., Class A	5,971	961,527
Clariant AG(2)	3,924	64,299
DKSH Holding AG	773	62,376
EMS-Chemie Holding AG	104	86,804
Flughafen Zurich AG	295	62,451
Forbo Holding AG	26	37,403
Galenica AG(3)	858	69,052
Givaudan S.A.	78	263,287
Helvetia Holding AG	425	62,893
Holcim, Ltd.(2)	4,531	315,797
Intershop Holding AG	78	53,842
Julius Baer Group, Ltd.	822	58,220
Kuehne & Nagel International AG	464	145,184
Landis & Gyr Group AG(2)	1,111	96,467
LEM Holding S.A.	13	31,265
Logitech International S.A.	2,732	193,149
Meyer Burger Technology AG(1)(2)	49,710	29,887
Nestle S.A.	6,891	844,279
Novartis AG	4,303	450,512
PSP Swiss Property AG	379	44,661
Roche Holding AG PC	1,250	387,564
Schindler Holding AG	320	74,196
Schindler Holding AG PC	353	85,714
Schweiter Technologies AG	45	34,639
SGS S.A.	900	87,385
SIG Group AG(2)	5,783	154,601
Softwareone Holding AG(1)(2)	1,719	36,791
Stadler Rail AG(1)	1,511	60,678
Swatch Group AG (The), Bearer Shares	279	89,291
Swiss Life Holding AG	139	88,384
Swiss Prime Site AG	1,669	161,575
Swiss Re AG	1,001	104,444
Swisscom AG	366	235,358
Vontobel Holding AG	351	23,646
Zehnder Group AG	691	50,610
Zurich Insurance Group AG	683	330,229
		$ 6,395,938
Security	Shares	Value
United Kingdom — 8.7%
Admiral Group PLC	1,052	$ 28,723
Airtel Africa PLC(3)	30,067	44,959
Assura PLC	34,782	21,154
AstraZeneca PLC	4,331	622,262
Aviva PLC	9,030	44,989
BAE Systems PLC	8,600	102,848
Barclays PLC	15,390	30,538
Bellway PLC	608	17,289
Berkeley Group Holdings PLC	509	28,381
Big Yellow Group PLC	2,400	33,029
British American Tobacco PLC	3,774	126,913
British Land Co. PLC (The)	7,389	32,062
BT Group PLC	59,183	92,739
Bunzl PLC	1,400	51,895
Burberry Group PLC	3,492	99,680
Centrica PLC	39,130	69,344
Compass Group PLC	7,473	194,430
Computacenter PLC	1,269	35,801
Croda International PLC	729	55,195
Darktrace PLC(2)	8,597	40,772
Derwent London PLC	1,020	27,718
Direct Line Insurance Group PLC	9,041	17,459
DS Smith PLC	10,893	43,309
Energean PLC	2,448	36,426
Experian PLC	2,304	89,039
FDM Group Holdings PLC	2,454	17,230
Fresnillo PLC	1,893	15,002
Glencore PLC	17,997	109,448
Grainger PLC	11,835	38,244
Great Portland Estates PLC	4,065	22,306
HSBC Holdings PLC	24,849	206,406
Imperial Brands PLC	1,728	40,825
Informa PLC	12,336	120,028
InterContinental Hotels Group PLC	751	55,504
Intertek Group PLC	543	30,418
ITV PLC	50,477	46,877
Land Securities Group PLC	5,823	48,359
Lloyds Banking Group PLC	135,333	78,188
London Stock Exchange Group PLC	726	78,840
LondonMetric Property PLC	11,374	26,983
LXi REIT PLC	17,784	21,731
Manchester United PLC, Class A(1)(2)	1,700	37,672
Mondi PLC	3,379	59,270
Moneysupermarket.com Group PLC	7,023	24,751
National Grid PLC	21,398	283,626
NCC Group PLC	21,199	26,243

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Next PLC	582	$ 52,636
Pearson PLC	5,346	59,135
Persimmon PLC	2,761	41,048
Phoenix Group Holdings PLC	5,262	37,177
Primary Health Properties PLC	23,037	27,982
QinetiQ Group PLC	8,311	34,412
Reckitt Benckiser Group PLC	1,454	108,922
RELX PLC	4,013	135,064
Renishaw PLC	635	31,816
Rentokil Initial PLC	5,526	45,060
Rio Tinto PLC	3,415	225,724
Rolls-Royce Holdings PLC(2)	22,073	52,338
Safestore Holdings PLC	3,803	43,232
Sage Group PLC (The)	15,349	184,627
Severn Trent PLC	3,397	111,333
Shaftesbury Capital PLC	16,689	25,659
Shell PLC	17,692	536,205
Smiths Group PLC	1,154	25,168
Softcat PLC	2,104	40,539
Spectris PLC	1,446	65,255
Spirax-Sarco Engineering PLC	358	51,129
Spirent Communications PLC	11,297	24,552
Standard Chartered PLC	5,917	56,836
Supermarket Income REIT PLC	20,430	19,998
Taylor Wimpey PLC	39,034	57,296
Tesco PLC	31,547	104,486
Tritax Big Box REIT PLC	37,589	66,653
Unilever PLC	3,393	182,316
UNITE Group PLC (The)	3,167	39,542
United Utilities Group PLC	9,445	121,118
Vodafone Group PLC	181,551	172,702
		$ 6,154,865
Total Common Stocks (identified cost $62,669,522)		$70,591,685

Short-Term Investments — 4.6%
Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	321,365	$ 321,365
Total Affiliated Fund (identified cost $321,365)		$ 321,365

Securities Lending Collateral — 4.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(5)	2,942,731	$ 2,942,731
Total Securities Lending Collateral (identified cost $2,942,731)		$ 2,942,731
Total Short-Term Investments (identified cost $3,264,096)		$ 3,264,096

Total Investments — 103.9% (identified cost $65,933,618)	$73,855,781
Other Assets, Less Liabilities — (3.9)%	$(2,780,757)
Net Assets — 100.0%	$71,075,024
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at July 31, 2023. The aggregate market value of securities on loan at July 31, 2023 was $6,106,349 and the total market value of the collateral received by the Portfolio was $6,440,791, comprised of cash of $2,942,731 and U.S. government and/or agencies securities of $3,498,060.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $2,350,833 or 3.3% of the Portfolio's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Consumer Discretionary	11.5%	$8,174,791
Financials	11.4	8,082,129
Industrials	11.2	7,976,474
Health Care	9.9	7,021,157
Consumer Staples	9.7	6,921,971
Materials	9.2	6,529,349
Information Technology	8.5	6,007,979
Communication Services	8.4	5,977,814
Utilities	7.4	5,292,057
Real Estate	7.0	4,963,904
Energy	5.1	3,644,060
Short-Term Investments	4.6	3,264,096
Total	103.9%	$73,855,781
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
REITs	– Real Estate Investment Trusts
SDR	– Swedish Depositary Receipt
The Portfolio did not have any open derivative instruments at July 31, 2023.
Affiliated Investments
At July 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $321,365, which represents 0.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$136,519	$ —	$(206,765)	$54,003	$16,243	$ —	$ —	—
Short-Term Investments
Liquidity Fund, Institutional Class(1)	161,268	3,886,407	(3,726,310)	—	—	321,365	3,505	321,365
Total				$54,003	$16,243	$321,365	$3,505
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Tax-Managed International Equity Portfolio
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 300,199	$20,560,036	$ —	$20,860,235
Developed Europe	1,633,308	46,477,830	—	48,111,138
Developed Middle East	240,333	1,379,979	—	1,620,312
Total Common Stocks	$2,173,840	$68,417,845*	$ —	$70,591,685
Short-Term Investments:
Affiliated Fund	$ 321,365	$ —	$ —	$ 321,365
Securities Lending Collateral	2,942,731	—	—	2,942,731
Total Investments	$5,437,936	$68,417,845	$ —	$73,855,781
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were valued at $0 and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2023 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.